Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (21,907,393)	$ (4,097,589)	$ (7,765,523)	$ (3,169,018)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	6,731			10,346
Debt issuance cost, net			621,638
Depreciation expense			231,741	108,760
Amortization expense			486,184	57,853
Depreciation and amortization expense	1,375,514	656,458
Gain on extinguishment of debt	134,956
Stock-based compensation	822,626			663
Stock issued for services			900	122,388
Amortization of debt issuance costs	1,737,976	536,628
Discounts on debt obtained	(302,045)
Interest expense associated to warrants issued with debt obtained		12,921
Interest expense associated with future equity agreements	10,844,961
Right of use asset and lease liability	17,539	49,069
Change in value of derivative liability	127,214
Change in operating assets and liabilities:
Accounts receivable, net	(314,587)	(104,487)	94,530	(46,015)
Inventory	(2,208,654)	(2,972,531)	(842,049)	507,970
Prepaid expenses and other current assets	53,749	(36,573)	(264,854)	(500)
Deposits and other assets	(1,822)	(24,680)	(24,680)	(37,197)
Accounts payable	1,597,032	941,909	734,134	(15,796)
Accrued expenses	48,496	(139,919)	1,012,896	448,794
Accrued expenses, related parties	449,497		208,204
Deferred revenue	296,255	31,270	487,766	31,190
Net cash used in operating activities	(7,491,867)	(5,147,524)	(5,019,113)	(1,980,562)
Cash flows from investing activities:
Cash paid for acquisition of DSO		(6,000,000)
Cash paid for acquisition of Ceautamed	(3,000,000)
Purchase of Doctors Scientific Organica			(6,000,000)
Purchase of Nexus Offers			(2,100,000)
Additions to property and equipment	(72,271)	(1,550)	(141,383)	(32,966)
Net cash used in investing activities	(3,072,271)	(6,001,550)	(8,241,383)	(32,966)
Cash flows from financing activities:
Repayments from related parties	(1,711,600)	(292,311)
Advances to related parties	390,041
Proceeds from initial public offering	12,738,288
Proceeds from issuance of preferred stock		7,080,000
Proceeds from convertible notes and notes payable	8,151,889	5,301,130
Repayments on convertible notes and notes payable	(8,852,491)	(995,757)
Paycheck protection program loan proceeds		261,164
Payment of fees from issuance of common stock	(53,549)
Right of use asset and lease liability			53,654	63,880
Proceeds from issuance of preferred stock, net of fees			7,080,000
Proceeds from issuance of note payable			7,418,969	2,873,762
Repayments on notes payable			(1,851,860)	(490,100)
Proceeds from due to related parties			1,367,400	79,273
Repayments on due to related parties			(1,087,523)	(40,550)
Net cash provided by financing activities	10,662,578	11,354,226	12,980,640	2,486,265
Net increase (decrease) in cash	98,440	205,152	(279,856)	472,737
Cash, beginning of period	205,093	484,949	484,949	12,212
Cash, end of period	303,533	690,101	205,093	484,949
Supplemental disclosure of cash flow information:
Interest paid	3,257,894	276,427	937,034	85,307
Issuance of common stock for acquisition of GSP			425,000
Stock issued for conversion of accounts payable	147,223
Non-cash acquisition of Doctors Scientific Organica			6,000,000
Stock issued for conversion of convertible notes and interest	5,622,885
Non-cash acquisition of Nexus Offers			$ 3,800,000
Debt issued in connection with acquisition of Ceautamed	5,600,000
Equipment obtained with financing	$ 181,815